Employee Compensation - Pension and Other Employee Future Benefits - Summary of Weighted-average Assumptions (Parenthetical) (Detail)		Oct. 31, 2025	Oct. 31, 2024
Pension Plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		4.90%	5.60%
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	[1],[2]	4.90%	5.80%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		4.80%	4.90%
Other employee future benefit plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		5.00%	5.70%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[3]	4.80%	4.80%
Actuarial assumption of discount rates	[1],[2]	4.80%	5.70%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member] | 2041 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%	4.00%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[3]	4.70%	4.80%
Actuarial assumption of discount rates		4.70%	4.80%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member] | 2041 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.0% and 5.7% for 2025 and 2024, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 4.9% and 5.6% for 2025 and 2024, respectively.
[3]	Trending to 4.0% in 2041 and remaining at that level thereafter.